Property, plant and equipment (Details 3) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ 36,972	$ 27,688
Without Contractual Readjustment Clauses [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(11,198)	(7,610)
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(7,866)	(5,443)
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(2,237)	(1,625)
Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	21,925	17,772
Platforms [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(6,692)	(4,712)
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	13,039	8,326
Vessels [Member] | Without Contractual Readjustment Clauses [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(10,917)	(7,489)
Vessels [Member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(1,174)	(731)
Vessels [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(1,502)	(996)
Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	2,008	1,590
Properties [Member] | Without Contractual Readjustment Clauses [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(281)	(121)
Properties [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(735)	(629)
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	58,273	42,366
Gross carrying amount [member] | Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	28,617	22,484
Gross carrying amount [member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	26,632	17,542
Gross carrying amount [member] | Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	3,024	2,340
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(21,301)	(14,678)
Accumulated depreciation and amortisation [member] | Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(6,692)	(4,712)
Accumulated depreciation and amortisation [member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(13,593)	(9,216)
Accumulated depreciation and amortisation [member] | Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ (1,016)	$ (750)